UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[  ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Goldman Capital Management Inc.
Address: 767 Third Ave. 25th Fl
               New York NY 10017

Form 13F File Number:  028-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Neal I Goldman
Title:           President
Telephone:  212-676-5571

Signature, Place and Date of Signing:

Neal I Goldman, New York, NY,  May 15, 2012
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total:     35
Form 13F Information Table Value Total:     133,097



							Value	Shares/	Sh/	Put/	Invstmt	Discretion	Voting Authority--------------------
Name of Issuer			Title ofCUSIP		(x$1000)Prn Amt	Prn	Call				Sole	Shared	None
 				Class	 	 	 		 		Sole	Shared	None

Abaxis Inc			COM	002567105	1238	42500	SH		42500			42500
Advanced Photonix Inc-Cl A	COM	00754E107	33	50000	SH		50000			50000
American Safety Insurance Hold	COM	G02995101	6586	349366	SH		349366			349366
Bacterin Intl Holdings Inc	COM	05644R101	979	404647	SH		404647			404647
Charles & Colvard Ltd		COM	159765106	4236	916800	SH		916800			916800
Columbia Laboratories Inc	COM	197779101	3927	5531034	SH		5531034			5531034
Commtouch Software Ltd		COM	M25596202	2716	930000	SH		930000			930000
Crexendo Inc.			COM	226552107	2782	794741	SH		794741			794741
Crossroads Systems inc		COM	22765D209	870	149997	SH		149997			149997
Cytori Therapeutics Inc		COM	23283K105	1235	496000	SH		496000			496000
Deep Down Inc			COM	24372A107	1028	14181034SH		14181034		14181034
Ditech Networks Inc		COM	25500T108	539	545000	SH		545000			545000
Dot Hill Sys Corp		COM	25848T109	7917	5243099	SH		5243099			5243099
Emrise Corp			COM	29246J101	60	100000	SH		100000			100000
Graphon Inc			COM	388707101	180	1000000	SH		1000000			1000000
Hughes Telematics Inc		COM	444486104	842	210500	SH		210500			210500
Icg Group Inc			COM	44928D108	3665	409500	SH		409500			409500
Imageware Systems Inc.		COM	45245S108	27325	22762245SH		22762245		22762245
Information Services Group Inc.	COM	45675Y104	327	150000	SH		150000			150000
Lifetime Brands Inc		COM	53222Q103	6186	730056	SH		730056			730056
Local.comCorp			COM	53954R105	361	140000	SH		140000			140000
Lpath Inc			COM	548910108	116	150000	SH		150000			150000
Mattersight Corp		COM	577097108	628	73900	SH		73900			73900
Mdc Partners Inc New Cl A Subo	COM	552697104	8907	801000	SH		801000			801000
Mosys Inc			COM	619718109	6701	1687934	SH		1687934			1687934
Nova Measuring Instruments Ltd	COM	M7516K103	950	106000	SH		106000			106000
Park City Group Inc New		COM	700215304	4332	1420032	SH		1420032			1420032
Parkervision Inc		COM	701354102	75	70000	SH		70000			70000
Pfsweb Inc			COM	717098206	1852	470000	SH		470000			470000
Photomedex Inc			COM	719358103	5597	432207	SH		432207			432207
Star Scientific Inc Com		COM	85517P101	14426	4398029	SH		4398029			4398029
Transgenomic			COM	89365K206	312	260100	SH		260100			260100
Trinity Biotech Plc New ADR	COM	896438306	12547	1175941	SH		1175941			1175941
Unigene Laboratories Inc	COM	904753100	175	407027	SH		407027			407027
Westmoreland Coal Corp		COM	960878106	3447	308568	SH		308568			308568


Total							133097